Inventories - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Inventory write-downs	€ 17,624	€ 25,075	€ 29,600	€ 43,064	€ 20,799